Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Central Index Key	0001368622
Entity Tax Identification Number	95-2705790
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	241 18th Street South
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	418-2828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false